Income taxes - Uncertain tax positions (Details) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Increase in tax positions of current year	$ 353
Balance at the end of the period	$ 353